BARCLAYS GLOBAL INVESTORS FUNDS

Supplement dated July 13, 2007 to the

Prospectuses for all series of Barclays Global Investors Funds (collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each Prospectus.

On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of Investors Bank & Trust Company which provides administrative, custodial and transfer agency services for the Funds. As a result, all references to Investors Bank & Trust, Investors Bank and IBT are changed to State Street Bank and Trust Company, State Street Bank and SSBT, respectively.

BGF-A-400-0707

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement dated July 13, 2007 to the

Statements of Additional Information (“SAI”) for

all series of Barclays Global Investors Funds (collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each SAI.

On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of Investors Bank & Trust Company which provides administrative, custodial and transfer agency services for the Funds. As a result, all references to Investors Bank & Trust, Investors Bank and IBT are changed to State Street Bank and Trust Company, State Street Bank and SSBT, respectively.

The Officer table in the SAI is hereby replaced with the following table:

Name and Year of Birth	Position(s), Length of Service	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Officer
H. Michael Williams (1960)	President and Chief Executive Officer (since 2007)	Head, Global Index and Markets Group, BGI (since January 2006); Global Head of Securities Lending, BGI (2002-2006).	None.

Geoffrey D. Flynn (1956)	Treasurer and Chief Financial Officer (since 2007)	Director, Mutual Fund Operations, BGI (since 2007); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

Eilleen M. Clavere (1952)	Secretary (since 2007)	Head of Legal Administration, IIB and BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel, Kirkpatrick & Lockhart LLP (2001-2005).	None.

Stephen Monroe (1960)	Executive Vice President (since 2007)	Global Head of Cash Management, BGI (since 2006); Managing Director, National Sales Manager, JP Morgan Securities, Inc. (1997-2006).	None.

Ira P. Shapiro (1963)	Vice President and Chief Legal Officer (since 2007)	Associate General Counsel, BGI (since 2004); First Vice President, Merrill Lynch Investment Managers (1993-2004).	None.

David Lonergan (1970)	Vice President (since 2007)	Head of U.S. Cash Management, BGI (since 2002); U.S. Liquidity Manager, BGI (2000-2002).	None.

Alan Mason (1960)	Vice President (since 2007)	Head of Allocations and Solutions, BGI (since 2006); Investment Strategist, BGI (2000-2006).	None.

BGI-F-500-0707

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